Summary of Significant Accounting Policies - Summary of Right-of-use assets (Detail)	12 Months Ended
Mar. 31, 2021
Leasehold land | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	13 years
Leasehold land | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	30 years
Building | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3 years
Building | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5 years